Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 032
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held for Investment [Text Block]
Olin Corporation Retirement Savings Plan
EIN 13-1872319, Plan No. 032
Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(e) Current value
	Olin Common Stock Fund:
*	Olin Corporation common stock	1,291,304	shares	$26,901,921

	Collective trusts:
	Galliard Managed Income Fund D	2,815,244	units	77,550,989
	JPMCB Core Plus Bond	2,971,116	units	36,604,152
	Northern Trust All Country World ex-US Investable Market Index	264,784	units	52,662,967
	Northern Trust Extended Equity Market Index	81,898	units	18,147,027
	Northern Trust S&P 500 Index	819,939	units	260,535,622
	T. Rowe Price Retirement 2010 Trust	1,122,408	units	27,992,855
	T. Rowe Price Retirement 2015 Trust	427,989	units	11,701,209
	T. Rowe Price Retirement 2020 Trust	1,314,921	units	39,250,402
	T. Rowe Price Retirement 2025 Trust	2,300,957	units	75,379,335
	T. Rowe Price Retirement 2030 Trust	3,309,588	units	119,740,898
	T. Rowe Price Retirement 2035 Trust	3,137,024	units	124,477,146
	T. Rowe Price Retirement 2040 Trust	2,394,682	units	101,965,561
	T. Rowe Price Retirement 2045 Trust	2,015,000	units	89,304,800
	T. Rowe Price Retirement 2050 Trust	1,783,540	units	79,617,215
	T. Rowe Price Retirement 2055 Trust	2,167,828	units	96,859,899
	T. Rowe Price Retirement 2060 Trust	155,584	units	4,462,146
	T. Rowe Price Retirement 2065 Trust	48,137	units	864,541
	T. Rowe Price Retirement 2070 Trust	51,569	units	565,192

	Mutual funds:
	Artisan International Value Fund	708,660	units	38,111,739
	Baird Aggregate Bond Fund	4,781,873	shares	47,531,821
	Capital Group American New Perspective Fund	397,813	shares	28,113,455
	Eaton Vance Atlanta Capital Small/Mid Cap Fund	1,139,336	shares	42,485,848
	PIMCO All Asset Fund	844,279	shares	9,641,669
**	Charles Schwab & Co., Inc.	Self-directed brokerage investment		79,420,336
	Total investments, at fair value			$1,489,888,745
*	Notes receivable from participants	3.25% - 9.50%, maturing through 2042		$18,837,344
* Party-in-interest to the Plan.
** The self-directed brokerage investment allows for direct investment in Olin Corporation, a party-in-interest to the Plan, common stock which included 18,269 shares with a value of $380,548.
Column (d), cost, has been omitted as all investments are participant directed.